Provisions (Narrative) (Detail)	3 Months Ended
Jun. 30, 2018
Restructuring
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.